UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400
         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

 /s/    Michael H. Kossman     San Francisco, CA     May 05, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $347,749 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100     1958     5618 SH       SOLE                     5618        0        0
ARUBA NETWORKS INC             COM              043176106      366    10817 SH       SOLE                    10817        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     2624    68481 SH       SOLE                    68481        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    16038      128 SH       SOLE                      128        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    37180   444574 SH       SOLE                   444574        0        0
EXXON MOBIL CORP               COM              30231G102      387     4596 SH       SOLE                     4596        0        0
FINANCIAL ENGINES INC          COM              317485100      240     8711 SH       SOLE                     8711        0        0
FORTINET INC                   COM              34959E109      551    12487 SH       SOLE                    12487        0        0
GENERAL ELECTRIC CO            COM              369604103      287    14327 SH       SOLE                    14327        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    90927  1637733 SH       SOLE                  1637733        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      259    18939 SH       SOLE                    18939        0        0
ISHARES TR                     S&P 500 INDEX    464287200    10094    75887 SH       SOLE                    75887        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1262    25922 SH       SOLE                    25922        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     2300    38277 SH       SOLE                    38277        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2873    41838 SH       SOLE                    41838        0        0
ISHARES TR                     RUSSELL 1000     464287622     8749   118432 SH       SOLE                   118432        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     4281    56789 SH       SOLE                    56789        0        0
ISHARES TR                     RUSSELL 2000     464287655     3172    37687 SH       SOLE                    37687        0        0
ISHARES TR                     RUSL 3000 VALU   464287663      616     6816 SH       SOLE                     6816        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158     1018     9710 SH       SOLE                     9710        0        0
ISHARES TR                     MSCI ACWI EX     464288240     1316    28955 SH       SOLE                    28955        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      269     5565 SH       SOLE                     5565        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      803    18529 SH       SOLE                    18529        0        0
ISHARES TR                     S&P CAL AMTFR MN 464288356      334     3308 SH       SOLE                     3308        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646     1497    14337 SH       SOLE                    14337        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     3987    74994 SH       SOLE                    74994        0        0
ISHARES TR                     MSCI VAL IDX     464288877     2715    51210 SH       SOLE                    51210        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      793    10529 SH       SOLE                    10529        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863     2228    57097 SH       SOLE                    57097        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     8162   258376 SH       SOLE                   258376        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    68367   515628 SH       SOLE                   515628        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1546    26436 SH       SOLE                    26436        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      846    11835 SH       SOLE                    11835        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      440     7762 SH       SOLE                     7762        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    52207  1058545 SH       SOLE                  1058545        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    17057   348467 SH       SOLE                   348467        0        0